SUBORDINATED NOTES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SUBORDINATED NOTES	SUBORDINATED NOTESOn June 23, 2016, the Company issued $4,500 of Fixed-to-Floating Rate Subordinated Notes due July 2026 (the “2026 Notes”). The 2026 Notes initially bore interest at 6.625% per annum, payable semi-annually in arrears on January 1 and July 1 of each year, commencing on January 1, 2017 until July 1, 2021. Thereafter and to, but excluding, the maturity date or earlier redemption, interest was payable quarterly in arrears, at an annual floating rate equal to three-month LIBOR as determined for the applicable quarterly period, plus 5.412%. The Company could, at its option, beginning on July 1, 2021 and on any scheduled interest payment date thereafter, redeem the 2026 Notes, in whole or in part, at a redemption price equal to the outstanding principal amount of the 2026 Notes to be redeemed plus accrued and unpaid interest to, but excluding, the date of redemption. Issuance costs related to the 2026 Notes totaled $79 and were netted against the subordinated notes liability on the balance sheet. At March 31, 2022 and December 31, 2021, there was no remaining balance of the debt issuance cost related to the 2026 Notes. On June 23, 2021, the Company redeemed all of the outstanding 2026 Notes.On February 7, 2022, the Company issued $48,000 of Fixed-to-Floating Rate Subordinated Notes due February 2032 (the “Notes”). The Notes bear interest at 3.50% per annum, payable quarterly in arrears. From and including February 7, 2027, to but excluding the maturity date or early redemption date, the interest rate will reset quarterly to a Three-Month Term Secured Overnight Financing Rate plus 205 basis points, payable quarterly in arrears. The Company will be entitled to redeem the Notes, in whole or in part, on any interest payment on or after February 7, 2027, and to redeem the Notes in whole upon certain other events. Issuance costs related to the Notes totaled $875 and have been netted against the subordinated notes liability on the balance sheet. At March 31, 2022, the remaining balance of the debt issuance cost was $846. The debt issuance costs are being amortized using the straight line method over sixty months and are recorded as a component of interest expense.	BORROWINGS
Note payable and subordinated notes consist of the following:

	December 31,
	2021	2020
Short-term variable $25 million line of credit with interest due quarterly at 90-Day LIBOR + 2.50%, maturity August 2022.	$12,498	$7,975

Short-term fixed rate Federal Home Loan Bank advances with interest and principal payments due at various maturity dates through 2023 and interest rates ranging from 0.31% to 0.57%.	25,950	30,900

Subordinated notes with interest due semi-annually beginning January 1, 2017 at a fixed rate of 6.625% through July 2021, then quarterly interest due based on LIBOR + 5.412% through maturity on July 1, 2026.	—	4,493
	$38,448	$43,368
Contractual maturities of other borrowings as of December 31, 2021 are as follows:

2022	$32,448
2023	6,000
Total	$38,448
The short-term variable $25.0 million line of credit from First Horizon Bank is collateralized by 100% of the capital stock of the Bank.
Advances from the Federal Home Loan Bank of Atlanta are secured by a blanket floating lien on qualifying commercial mortgages of approximately $66,623, residential mortgages of approximately $22,673, and on qualifying home equity lines of credit of approximately $5,006. At December 31, 2021 the Company had $25,950 in outstanding advances and approximately $68,352 was available for borrowing on lines with the FHLB.
At December 31, 2021, the Company has accommodations which allow the purchase of federal funds from several correspondent banks on an overnight basis at prevailing overnight market rates. These accommodations are subject to various restrictions as to their term and availability, and in most cases, must be repaid in less than a month. At December 31, 2021 and 2020, the Company had $0 outstanding under these arrangements. The Company may borrow up to $87,200 under these arrangements as of December 31, 2021.
NOTE 9.    BORROWINGS (Continued)
Subordinated Notes
On June 23, 2016, the Company issued $4,500 of Fixed-to-Floating Rate Subordinated Notes due July 2026 (the “Notes”). The Notes initially bore interest at 6.625% per annum, payable semi-annually in arrears on January 1 and July 1 of each year, commencing on January 1, 2017 until July 1, 2021. Thereafter and to, but excluding, the maturity date or earlier redemption, interest was payable quarterly in arrears, at an annual floating rate equal to three-month LIBOR as determined for the applicable quarterly period, plus 5.412%. The Company could, at its option, beginning on July 1, 2021 and on any scheduled interest payment date thereafter, redeem the Notes, in whole or in part, at a redemption price equal to the outstanding principal amount of the Notes to be redeemed plus accrued and unpaid interest to, but excluding, the date of redemption. Issuance costs related to the Notes totaled $79 and have been netted against the subordinated notes liability on the balance sheet. At December 31, 2021 and December 31, 2020, the remaining balance of the debt issuance cost was $0 and $7, respectively. The debt issuance costs were being amortized using the straight-line method over sixty months and are recorded as a component of interest expense. On June 23, 2021, the Company redeemed all of the outstanding Notes.